RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On June 7, 2021, the Sponsor, along with certain of the Company’s directors, officers and advisors purchased 4,312,500 shares for an aggregate purchase price of $25,000. In October 2021, the Sponsor, officers and certain advisors forfeited an aggregate of 1,437,500 shares of common stock, resulting in 2,875,000 founder shares outstanding. Such shares are referred to herein as “founder shares” or “insider shares”.

Sponsor Note Payable

On June 7, 2021, the Sponsor agreed to loan the Company up to $625,000 to be used for a portion of the expenses of the Initial Public Offering. These notes were non-interest bearing and any outstanding balance on the notes was due immediately following the Company’s Initial Public Offering. There was an amount of $602,720 borrowed under the Notes. The Notes were repaid on November 12, 2021 Borrowings under this note are no longer available.

Advances from Related Party

As of November 8, 2021, the Sponsor paid for $402,936 on expenses on behalf of the Company. The advance was repaid on November 12, 2021.

The Company owes the Sponsor $117,871 and $43,900 as of December 31, 2023 and 2022, respectively.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company will repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would be repaid upon consummation of a Business Combination, without interest. As of December 31, 2023 and 2022, the Company had no borrowings under the Working Capital Loans.

Promissory Note Related Party

On October 24, 2022, the Company issued an unsecured promissory note in the aggregate principal amount of $350,000 to the Sponsor. The Company deposited to the trust account all of the loan amount and extended the amount of time it has available to complete a business combination from November 8, 2022 to February 8, 2023. On November 21, 2023, DHAC entered into a Conversion Securities Purchase Agreement (“Conversion SPA”) with the Sponsor, pursuant to which the loans in aggregate amount of $350,000 will be converted into Series A Preferred Shares at the Closing.

On February 2, 2023, SCS Capital Partners LLC, a Sponsor affiliate and a stockholder who currently holds more than 5% shares in the Company, issued a $250,000 interest-free loan to DHAC for Nasdaq fee payment and litigation expense, and on August 17, 2023, such loan was amended and restated to include an additional $315,000 interest-free loan to DHAC for operating expenses, making the aggregate principal amount to be $565,000. On May 5, 2023, SCS Capital Partners, LLC issued a $200,000 loan to DHAC for payment of the term extension fee. The related note bears interest of 10%, matures on May 5, 2024. The proceeds of the note were used to extend the liquidation date of DHAC from May 8, 2023 to August 8, 2023. On November 21, 2023, DHAC entered into a Conversion SPA with SCS Capital Partners LLC, pursuant to which the loans in aggregate amount of $765,000 will be converted into Series A Preferred Shares at the Closing.

Promissory Note – M2B

On October 4, 2023, the Company issued a promissory note in the aggregate principal amount of $165,000 to M2B Funding Corp., an affiliate of the Sponsor, for a purchase price of $150,000 and included $5,000 in legal fees (the “M2B Note”). The original issued discount of $15,000 plus $5,000 of offering cost were recorded as a debt discount and amortized over the term of the note. The note had a 10% interest and a maturity date of January 5, 2024. The Company defaulted on the note and amended the note on January 22, 2024. As a result of the amendment, the Company was to repay the remaining amount due by February 8, 2024. On January 31, 2024, the note was paid in full for a total of $190,750.

As of December 31, 2023, the M2B Note net of unamortized debt discount was $167,958. The Company recognized interest expense of $22,958 for the year ended December 31, 2023.

Post-Business Combination Financing Transactions

Bridge Financing

In connection with the execution of the Second Business Combination Agreement, DHAC, along with VSee and iDoc, the target companies in the Business Combination, entered into a securities purchase agreement with the Bridge Investor, who is also an investor in the Sponsor, pursuant to which DHAC, VSee and iDoc each issued and sold to such investor 10% original issue discount senior secured promissory notes due October 5, 2023 in the aggregate principal amount of $2,222,222 (the “Bridge Notes”). In connection with the purchase of the Bridge Notes, DHAC issued the investor (i) 173,913 warrants, each representing the right to purchase one share of DHAC common stock at an initial exercise price of $11.50, subject to certain adjustments (the “Bridge Warrants”) and (ii) 30,000 shares of DHAC common stock.

As a result of the default, on November 21, 2023, DHAC, VSee and iDoc entered into an exchange agreement (the “Exchange Agreement”) with the Bridge Investor, pursuant to which the amounts currently due and owing under (i) the DHAC Bridge Note, (ii) the VSee Bridge Note other than $600,000 of the principal amount thereof, and (iii) the iDoc Bridge Note other than $600,000 of the principal amount thereof, will be exchanged at the Closing for a senior secured convertible promissory note issued by DHAC with an aggregate principle value of $2,523,744 (the “Exchange Note”), which will be guaranteed by each of DHAC, VSee and iDoc. The Exchange Note will bear interest at a rate of 8% per annum and will be convertible into shares of common stock of the Combined Company at a fixed conversion price of $10.00 per share (see Note 6 – Commitments - Bridge Financing and Bifurcated Derivative for further information).

On November 21, 2023, DHAC, VSee and iDoc entered into a letter agreement, pursuant to which the Bridge Investor agreed to purchase additional 10% original issue discount senior secured convertible promissory notes in the aggregate principal amount of $166,667 (with an aggregate subscription amount of $150,000) from DHAC with (1) a $111,111 note purchased at signing of the Bridge Amendment, which will mature on May 21, 2025 and (2) a $55,556 note purchased at a later date mutually agreed upon by DHAC and the Bridge Investor, which is currently expected to be upon the filing of an amendment to DHAC’s Registration Statement on Form S-4 in connection with the Business Combination (the “Additional Bridge Notes”). The Additional Bridge Notes bear guaranteed interest at a rate of 8% per annum and are convertible into shares of DHAC common stock, par value $0.0001 at a fixed conversion price of $10.00 per share (see Note 6 – Commitments - Additional Bridge Financing for further information).

Loan Conversions

On November 21, 2023, DHAC, VSee, and/or iDoc, as applicable, entered into Securities Purchase Agreements (the “Conversion SPAs”) with various lenders of each of DHAC, VSee and iDoc, pursuant to which certain indebtedness owed by DHAC, VSee and iDoc will be converted into Series A Preferred Stock of DHAC at the closing of the Business Combination.

On November 21, 2023, DHAC and VSee entered into a Conversion SPA with Whacky — a Sponsor Affiliate, pursuant to which certain loans incurred by VSee to Whacky in the aggregate amount of $220,000 will be converted into Series A Preferred Shares at the Closing.

On November 21, 2023, DHAC and iDoc, entered into a Conversion SPA with Mark E. Munro Charitable Remainder Unitrust (“Munro Trust”) — a Sponsor Affiliate, pursuant to which certain loans incurred by iDoc to Munro Trust in the aggregate amount of $300,000 will be converted into Series A Shares at the Closing.

On November 21, 2023, DHAC and VSee, entered into a Conversion SPA with the Bridge Investor who is also an investor in the Sponsor, which Conversion SPA was amended and restated on February 13, 2024 (as further described under Note 11 – Subsequent Events), pursuant to which certain loans incurred by VSee to the Bridge Investor in the aggregate amount of $600,000 will be converted into the Combined Company’s Common Stock subject to executing of certain registration rights agreement and filing a registration statement thereunder following the Closing.

On November 21, 2023, DHAC and iDoc, entered into a Conversion SPA with Tidewater — a Sponsor Affiliate, which Conversion SPA was amended and restated on February 13, 2024 (as further described under Note 11 – Subsequent Events), pursuant to which certain loans incurred by iDoc to Tidewater in the aggregate amount of $585,000 will be convertible into the Combined Company’s Common Stock following the Closing.

On November 21, 2023, DHAC and iDoc, entered into a Conversion SPA with the Bridge Investor who is also an investor in the Sponsor, which Conversion SPA was amended and restated on February 13, 2024 (as further described under Note 11 – Subsequent Events), pursuant to which certain loans incurred by iDoc to the Bridge Investor in the aggregate amount of $600,000 will be converted into the Combined Company’s Common Stock subject to executing of certain registration rights agreement and filing a registration statement thereunder following the Closing.

Quantum Financing Securities Purchase Agreement

On November 21, 2023, DHAC entered into the Quantum Purchase Agreement, pursuant to which the Quantum Investor subscribed for and will purchase, and DHAC will issue and sell to the Quantum Investor, at the Closing, a 7% original issue discount convertible promissory note in the aggregate principal amount of $3,000,000 (see Note 6 – Commitments - Quantum Financing Securities Purchase Agreement for further information).

Equity Financing

On November 21, 2023, DHAC entered into the Equity Purchase Agreement with an affiliate of the Bridge Investor pursuant to which DHAC may sell and issue to the investor, and the investor is obligated to purchase from DHAC, up to $50,000,000 of its newly issued shares of the Combined Company’s common stock, from time to time over a 36-month period beginning from the sixth (6th) trading day following the Closing (see Note 6 – Commitments - Equity Financing for further information).

Administrative Services Agreement

The Company agreed, commencing on November 3, 2021, to pay an affiliate of the Sponsor a total of $10,000 per month for office space and secretarial, administrative, and other services. The monthly fees will cease upon completion of an initial business combination or liquidation. For the year ended December 31, 2023, the Company incurred $120,000, of which $55,500 are included in accrued expenses in the accompanying consolidated balance sheets as of December 31, 2023. For the year ended December 31, 2022, the Company incurred $120,000, of which $10,550 is included in accrued expenses in the accompanying consolidated balance sheets as of December 31, 2022.

The Company will reimburse its officers and directors for any reasonable out-of-pocket business expenses incurred by them in connection with certain activities on the Company’s behalf such as identifying and investigating possible target businesses and business combinations. There is no limit on the amount of out-of-pocket expenses reimbursable by the Company; provided, however, that to the extent such expenses exceed the available proceeds not deposited in the Trust Account and the interest income earned on the amounts held in the Trust Account, such expenses would not be reimbursed by the Company unless the Company consummates an initial business combination. The audit committee will review and approve all reimbursements and payments made to any initial stockholder or member of the management team, or the Company’s or their respective affiliates, and any reimbursements and payments made to members of the audit committee will be reviewed and approved by the Board of Directors, with any interested director abstaining from such review and approval.

No compensation or fees of any kind, including finder’s fees, consulting fees or other similar compensation, will be paid to any of the initial stockholders, officers or directors who owned the shares of common stock prior to this offering, or to any of their respective affiliates, prior to or with respect to the Business Combination (regardless of the type of transaction that it is).

All ongoing and future transactions between the Company and any of its officers and directors or their respective affiliates will be on terms believed by the Company to be no less favorable to the Company than are available from unaffiliated third parties. Such transactions, including the payment of any compensation, will require prior approval by a majority of the Company’s uninterested “independent” directors (to the extent the Company has any) or the members of the board who do not have an interest in the transaction, in either case who had access, at the Company’s expense, to the Company’s attorneys or independent legal counsel. The Company will not enter into any such transaction unless the Company’s disinterested “independent” directors (or, if there are no “independent” directors, the Company’s disinterested directors) determine that the terms of such transaction are no less favorable to the Company than those that would be available to the Company with respect to such a transaction from unaffiliated third parties.